Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 19,893	$ 50,768
Prepaid expenses and other current assets	1,759	1,630
Total current assets	21,652	52,398
Property and equipment, net	169	345
Deferred financing cost and other assets	704
Total assets	22,525	52,743
Current liabilities:
Accounts payable	3,452	9,520
Accrued expenses and other current liabilities	6,406	8,495
Accrued interest payable	1,411	1,219
Current portion of long-term debt	8,982	14,716
Total current liabilities	20,251	33,950
Long-term debt, less current portion		1,526
Total liabilities	20,251	35,476
Commitments and contingencies (Note 14)
Shareholders’ equity:
Ordinary shares, $.0003 nominal or par value; 750,000,000 shares authorized and 436,720,810 shares issued and outstanding at December 31, 2019; 1,200,000,000 shares authorized and 598,753,522 shares issued and outstanding at September 30, 2020	179	131
Additional paid-in capital	539,211	515,133
Total accumulated deficit	(537,116)	(497,997)
Total shareholders’ equity	2,274	17,267
Total liabilities and shareholders’ equity	$ 22,525	$ 52,743